Supplemental Information Related to Consolidated Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Schedule of Cash Flow, Supplemental [Line Items]
Cash interest paid (net of amounts capitalized)	$ 56,808	$ 54,833	$ 62,352
Cash taxes paid (refunded)	10,297	(3,317)	(54,459)
Non-cash asset additions under capital leases	9,029	10,025	13,251
Non-cash paid-in-kind dividends (refer to Note K)	$ 22,765	$ 7,656